ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS	12 Months Ended
Jun. 30, 2026
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS

NOTE 22. ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS

In June 2021, the Company issued to some institutional investors warrants to purchase an aggregate of up to 8,814,102 (2,449 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) Class A Ordinary Shares. (the “Warrant 2021”) The warrants are subject to deemed-liquidation redemption features and are therefore classified as a liability in accordance with FASB ASC 480. Warrant liability is classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. The warrant liability is re-valued at each reporting period with the change in fair value recorded through earnings. The Company established the initial fair value of the warrants at $34,860,000. During the year ended June 30, 2023, the exercise price of warrants to purchase an aggregate of up to 7,950,769 (2,209 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) Class A Ordinary Shares was adjusted to $0.80 ($2,880 post 2024 Reverse Stock Split and 2026 Reverse Stock Split), and the exercise price of the remaining warrants to purchase an aggregate of up to 863,333 (240 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) Class A Ordinary Shares remained at $6.24 ($22,464 post 2024 Reverse Stock Split and 2026 Reverse Stock Split).

On December 14, 2023, the Company entered into a Warrant Purchase Agreement with certain accredited investors pursuant to which the Company agreed to buy back an aggregate of 7,950,769 (2,209 warrants post 2024 Reverse Stock Split and 2026 Reverse Stock Split) warrants from the investors, and the investors agreed to sell the Warrants back to the Company. The purchase price for each Warrant was $0.25 ($900 post 2024 Reverse Stock Split and 2026 Reverse Stock Split). As of December 31, 2023, The Company still holds the investor 863,333 (240 warrants post 2024 Reverse Stock Split and 2026 Reverse Stock Split) warrants. As of June 30, 2025 and June 30, 2026, the fair value of the warrant liability of the Warrant 2021 was ¥688 and ¥nil. During the years ended June 30, 2025 and 2026, there was change in fair value of the Warrant 2021 liability in an aggregate amount of ¥6,226 and ¥nil, respectively.

The key inputs into the Black-Scholes model were as follows at their measurement dates:

	June 30,	June 30,
Input	2025	2026
Number of warrants*	240	240
Share price*	$504.00	$80.00
Risk-free interest rate	3.85%	3.99%
Volatility	95%	103%
Exercise price*	$22,464.00	$22,464.00
Warrant life	1.96years	0.46years
*	Retrospectively restated for 1-for-200 reverse stock split effective on August 18, 2026.

The following table summarizes the Company’s Warrants activities and status of Warrants as of June 30, 2026:

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants*	Per Share*	(Years)
Outstanding as of June 30, 2024	240	$22,464.00	2.96
Issued	—	—	—
Redeemed	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2025	240	$22,464.00	1.96
Issued	—	—	—
Redeemed	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2026	240	22,464.00	0.46
*	Retrospectively restated for the 1-for-200 reverse stock split effective on August 18, 2026.